RELATED PARTY TRANSACTIONS (Schedule of interest income on related party loan notes) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Front Circassia | Frontline Shipping
Related Party Transaction [Line Items]
Interest income	$ 0	$ 82
Front Page, Front Stratus, Front Serenade, Front Ariake | Frontline
Related Party Transaction [Line Items]
Interest income	$ 0	$ 97